Cover	Aug. 03, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note: The Current Report on Form 8-K relating to the Items described below was originally filed on August 3, 2026. This Current Report on Form 8-K/A (this “Current Report”) is being filed to change the defined term “Liquidation Date” to “Distribution Date” in this Current Report and the accompanying press release, as well as to correct the Distribution Date in the press release.
Document Period End Date	Aug. 03, 2026
Entity File Number	001-41900
Entity Registrant Name	Hashdex Commodities Trust
Entity Central Index Key	0001985840
Entity Tax Identification Number	92-6468665
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1100 N. Market Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19890
City Area Code	844
Local Phone Number	403-5272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Hashdex Bitcoin ETF
Trading Symbol	DEFI
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false